Equity dividends (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Declared and paid during the financial year:
Final dividend for the year ended 31 March 2020: 4.50 eurocents per share (2019: 4.16 eurocents per share)	€ 1,205	€ 1,112
Interim dividend for the year ending 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	1,207	1,205
Total declared and paid	2,412	2,317
Proposed after the end of the year and not recognised as a liability:
Final dividend for the year ended 31 March 2021: 4.50 eurocents per share (2020: 4.50 eurocents per share)	€ 1,260	€ 1,205
Declared and paid during the financial year: (per share)
Final dividend (per share)		€ 4.50	€ 4.16
Interim dividend (per share)	€ 4.50	4.50
Proposed after the end of the year and not recognised as a liability: (per share)
Final dividend (per share)	€ 4.50	€ 4.50